INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
The aggregate dollar effect			$ 4,388
Per share effect-basic and diluted			$ 0.02